Accumulated losses	12 Months Ended
Jun. 30, 2024
Accumulated Losses
Accumulated losses

23. Accumulated losses

	Consolidated Group
	2024 A$ (As Previously Stated)	2024 A$ (As Restated)	2023 A$	2022 A$
Balance at beginning of year	(45,345,462)	(45,345,462)	(45,227,027)	(40,136,700)
Transfers from reserve accounts	131,094	131,094	3,773,151	-
Profit attributable to owners of the Company	(2,988,469)	(1,941,033)	(3,891,586)	(5,090,327)
Balance at end of year	(48,202,837)	(47,155,401)	(45,345,462)	(45,227,027)